Document and Entity Information	6 Months Ended
Jun. 30, 2016
Document and Entity Information:
Entity Registrant Name	N-Viro International Corporation
Document Type	S-1
Document Period End Date	Jun. 30, 2016
Trading Symbol	nvic
Amendment Flag	true
Entity Central Index Key	0000904896
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2016
Document Fiscal Period Focus	FY
Amendment Description	The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to said Section 8(a), may determine.